Remuneration of auditors	12 Months Ended
Jun. 30, 2025
Auditor's remuneration [abstract]
Remuneration of auditors	Remuneration of auditors
During the year the following fees were paid or payable for services provided by the auditor of the parent entity, its related practices and non-related audit firms:

	Year Ended June 30,
(in U.S. dollars)	2025	2024	2023
a. PricewaterhouseCoopers Australia
Audit and other assurance services
Audit and review of financial reports	675,921	623,605	669,603
Other audit services(1)	76,569	33,180	180,339
Total remuneration of PricewaterhouseCoopers Australia	752,490	656,785	849,942

b. Network firms of PricewaterhouseCoopers Australia
Audit and other assurance services
Audit and review of financial reports	198,747	65,722	144,864
Total remuneration of Network firms of PricewaterhouseCoopers Australia	198,747	65,722	144,864
Total auditors' remuneration(2)	951,237	722,507	994,806
(1)Other audit services relates to services performed in connection with the filing of registration statements on the Form F-3.
(2)All services provided are considered audit fees for the purpose of SEC classification.